As filed with the Securities and Exchange Commission on January 31, 1997 Registration Nos. 33-7647 and 811-4782



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 43

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 44


                                 Republic Funds
               (Exact Name of Registrant as Specified in Charter)

                3435 Stelzer Road, Columbus, Ohio  43219-3035
                    (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                 (614) 470-8000

                               George O. Martinez
                  3435 Stelzer Road, Columbus, Ohio 43219-3035
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Allan S. Mostoff, Esq.
       Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005

It is proposed that this filing will become effective on February 14, 1997 pursuant to paragraph (b)(1)(v) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Republic U.S. Government Money Market Fund (for its fiscal year ended September 30, 1996) on November 26, 1996; Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund for their fiscal years ended October 31, 1996 on December 23, 1996.

         Republic Portfolios has also executed this Registration Statement.

CROSS REFERENCE SHEET

PART A; INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER                                   PROSPECTUS CAPTION

Item 1.           Cover Page                  Cover Page

Item 2.           Synopsis                    Highlights

Item 3.           Condensed Financial         Financial Highlights
                  Information

Item 4.           General Description of      Investment Objective
                  Registrant                    and Policies; Additional
                                                Risk Factors and Policies

Item 5.           Management of the Fund      Management of the Trust

Item 5A.          Management's Discussion     Not Applicable
                  of Fund Performance

Item 6.           Capital Stock and Other     Dividends and
                  Securities                   Distributions; Tax Matters;
                                               Description of
                                               Shares, Voting Rights and
                                               Liabilities

Item 7.           Purchase of Securities      Purchase of Shares;
                  Being Offered               Determination of Net
                                               Asset Value

Item 8.           Redemption or Repurchase    Redemption of Shares

Item 9.           Legal Proceedings           Not Applicable

PART B; INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

                                                  Statement of Additional
ITEM NUMBER                                       INFORMATION CAPTION

Item 10.          Cover Page                      Cover Page

Item 11.          Table of Contents               Table of Contents

Item 12.          General Information and         Not Applicable
                  History

Item 13.          Investment Objectives and       Investment Objective,
                  Policies                         Policies and Restrictions

Item 14.          Management of the Registrant    Management of the Trust

Item 15.          Control Persons and             Other Information
                  Principal Holders of
                  Securities

Item 16.          Investment Advisory and         Management of the Trust -
                  Other Services                    Investment Adviser

Item 17.          Brokerage Allocation            Portfolio Transactions

Item 18.          Capital Stock and Other         Other Information
                  Securities

Item 19.          Purchase, Redemption and        Prospectus - Purchase of
                  Pricing of Securities Being      Shares; Prospectus -
                  Offered                          Redemption of Shares;
                                                   Prospectus - Determination
                                                   of Net Asset Value

Item 20.          Tax Status                      Taxation

Item 21.          Underwriters                    Management of the Trust -
                                                   Administrator, Distributor
                                                   and Sponsor


Item 22.          Calculation of Performance      Performance Information
                  Data

Item 23.          Financial Statements            Financial Statements

PART C

         Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.


EXPLANATORY NOTE

     This post-effective amendment no. 43 (the "Amendment") to the Registrant's registration statement on Form N-1A (File no. 33-7647) (the "Registration Statement") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 40 to the Registration Statement which was filed on November 27, 1996. Accordingly, Post-Effective Amendment No. 40 is incorporated in its entirety into this filing.

PART C

Item 24.  FINANCIAL STATEMENTS.

         (a)   Financial Statements

To be filed by amendment.

          (b) Exhibits

1. Amended and Restated Declaration of Trust, with establishments and designations of series and further amendments.1


1(a). Establishment and designation of series for Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund.7

2. By-Laws.1

4. Specimen certificate of shares of beneficial interest of Republic Funds.1

5(a). Master Investment Advisory Contract, with supplements regarding Republic New York Tax Free Bond Fund, Republic New York Tax Free Money Market Fund and Republic Equity Fund.1

5(b). Amended and Restated Second Master Investment Advisory Contract, with supplement regarding Republic U.S. Government Money Market Fund.1

5(c). Subadvisory Agreement between Alliance Capital Management L.P. and Republic Mational Bank of New York regarding Republic Equity Fund.9

5(d). Subadvisory Agreement between Brinson Partners, Inc. and Republic National Bank of New York regarding Republic Equity Fund.9

6(a). Distribution Agreement regarding Republic U.S.
Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Taxable Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund.9

8(a). Custodian Agreement.1

8(b). Transfer Agency and Service Agreement.1

9(a). Form of Service Agreement.1

9(b). Administrative Agreement regarding Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund.9

9(e). Amended and Restated Administrative Services Plan.6

10.   Opinion of Counsel.2

11.   Consent of Independent Auditors.

Not applicable

13(a). Initial Investor Representation letter regarding Republic International Equity Fund and Republic Fixed Income Fund.3

13(b). Initial Investor Representation letter regarding Republic Equity Fund.2

15(a). Amended and Restated Master Distribution Plan, with supplements regarding Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Equity Fund, Republic Bond Fund, Republic Overseas Equity Fund and Republic
Opportunity Fund.6

16. Schedule of Performance Computations.1

17. Financial Data Schedules.

Not applicable

18. Multiple Class Plan.5

19. Powers of Attorney of Trustees and Officers of Registrant and Republic Portfolios.8

-----------------
    1 Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the "Registration Statement") as filed with the Securities and Exchange Commission (the "SEC") on January 23, 1996.

    2 Incorporated herein by reference from post-effective amendment No. 33 to the Registration Statement as filed with the SEC on June 27, 1995.

    3 Incorporated herein by reference from post-effective amendment No. 29 to the Registration Statement as filed with the SEC on December 20, 1994.

    4 Incorporated herein by reference from Exhibit 18 to post-effective amendment No. 28 to the Registration Statement as filed with the SEC on December 2, 1994.

    5 Incorporated herein by reference from post-effective amendment No. 36 to the Registration Statement as filed with the SEC on March 1, 1996.

    6 Incorporated herein by reference from post-effective amendment No. 37 to the Registration Statement as filed with the SEC on April 4, 1996.

    7 Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

    8 Incorporated herein by reference from post-effective amendment No. 40 to the Registration Statement as filed with the SEC on November 27, 1996.

    9 Incorporated herein by reference from post-effective amendment No. 42 to the Registration Statement as filed with the SEC on January 31, 1997.


Item 25. Persons Controlled by or under Common Control with
Registrant.

         Not applicable.

Item 26. Number of Holders of Securities

         As of October 31, 1996, the number of shareholders of each Fund was as follows:

Republic U.S. Government Money Market Fund: 789
Republic New York Tax Free Money Market Fund: 182
Republic New York Tax Free Bond Fund: 17
Republic Bond Fund: 2
Republic Equity Fund: 34
Republic Overseas Equity Fund: 3
Republic Opportunity Fund: 5


Item 27. Indemnification

         Reference is hereby made to Article IV of the Registrant's Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees or officers of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable.

         If a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees or officers of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees or officers in connection with the shares being registered, the Registrant will, unless in the opinion of its Counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28. Business and Other Connections of Investment Advisers


     (a) Republic National Bank of New York ("Republic") acts as investment adviser to Republic Funds and Republic Advisor Funds Trust, and is a subsidiary of Republic New York Corporation ("RNYC"), 452 Fifth Avenue, New York, New York 10018, a registered bank holding company. Republic's directors and principal executive officers, and their business and other connections for at least the past two years, are as follows (unless otherwise noted by footnote, the address of all directors and officers is 452 Fifth Avenue, New York, New York 10018):

NAME --  BUSINESS AND OTHER CONNECTIONS

KURT ANDERSEN
Vice Chairman and a Director of Republic New York Corporation ("RNYC") and Republic Bank.

ANTHONY G. CHAPPELL
Executive Vice President and Director of Republic Bank.

CYRIL  S.  DWEK
Vice Chairman of the Board and Director of Republic Bank and RNYC.

ERNEST GINSBERG
Vice Chairman of the Board and Director of RNYC and Republic Bank.

NATHAN HASSON
Vice Chairman of the Board, Director and Treasurer of Republic Bank and Vice Chairman of the Board and Director of RNYC.

JEFFREY C.  KEIL
President and Director of RNYC and Vice Chairman of the Board and Director of Republic Bank.

PETER KIMMELMAN
A private investor and a Director of RNYC and Republic Bank.(1)

PAUL L. LEE
Executive Vice President and Director of Republic Bank; Executive Vice President and General Counsel of RNYC.

LEONARD LIEBERMAN
Director of various companies, including Consolidated Cigar Corporation and Outlet Communications, Inc.; Director of RNYC and Republic Bank.

WILLIAM C.  MACMILLEN, JR.
President, William C. MacMillen & Co., Inc. (Investment Banking) and a Director of RNYC and Republic Bank.(2)

PETER J. MANSBACH
Director and Chairman of the Executive Committee of Republic Bank and RNYC.

MARTIN  F.  MERTZ
Director of RNYC and Republic Bank.

CHARLES G.  MEYER, JR.
President of Cord Meyer Development Co. and Director of Republic Bank.(3)

JAMES L.  MORICE
Partner in the management consulting and executive search firm of Mirtz Morice, Inc. and a Director of RNYC and Republic Bank.(4)

E.  DANIEL MORRIS
President, Corsair Capital Corporation and Director of RNYC.

DR. JANET L.  NORWOOD
Senior Fellow at The Urban Institute (research organization); Director of RNYC and Republic Bank.

JOHN A. PANCETTI
Director of RNYC and Republic Bank.

VITO S.  PORTERA
Vice Chairman of the Board, and a Director of RNYC and Republic Bank. Also, Chairman of the Board of Republic International Bank of New York, the Florida Edge Act subsidiary of Republic Bank.

WILLIAM P. ROGERS
Partner, Rogers & Wells and Director of RNYC and Republic Bank.

SILAS SAAL
Vice Chairman and Director of Republic Bank and RNYC; Chief Trading Officer of Republic Bank.

DOV C. SCHLEIN
President and Chief Operating Officer of Republic Bank, and a Director of RNYC and Republic Bank.

RICHARD C. SPIKERMAN
Executive Vice President and Director of Republic Bank.

JOHN TAMBERLANE
Director of Republic Bank; President of the Consumer Bank Division of Republic Bank.

WALTER  H.  WEINER
Chairman of the Board, Director and Chief Executive Officer of Republic Bank and RNYC.

GEORGE T. WENDLER
Vice Chairman and Director of Republic Bank; Senior Credit Officer of Republic Bank.

PETER WHITE
Senior Consultant and a Director of RNYC and Republic Bank.

-----------------------------------
(1) 1270 Avenue of the Americas, Suite 3010, New York  10020.
(2) 254 Victoria Place, Lawrence, New York  11559.
(3) 111-15 Queens Boulevard, 2nd Floor, Forest Hills, New York,
    New York  11375.
(4) One Dock Street, Stamford, CT  06902


ITEM 29.   PRINCIPAL UNDERWRITER

     (a) BISYS Fund Services (the "Sponsor") and its affiliates serve as distributor and administrator for other registered investment companies.

     (b) The information required by this Item 29 with respect to each director or officer of BISYS is hereby incorporated herein by reference from Form BD as filed by the Sponsor pursuant to the Securities Exchange Act of 1934 (File No. 8-32480).

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


     The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: Republic National Bank of New York, 452 Fifth Avenue, New York, New York 10018; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035; and Investors Bank & Trust Company, N.A., 89 South Street, Boston, Massachusetts 02110.


ITEM 31.  MANAGEMENT SERVICES

         Not applicable.

ITEM 32.  UNDERTAKINGS

         (a) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.


         (c) The Registrant undertakes to file a post-effective amendment, using financials which need not be certified, within four to six months following the latter of the effective date of Post-Effective Amendment No. 39 or the date that shares of the Republic Bond Fund, Republic Overseas Equity Fund and Republic Opportunity Fund were publicly offered. The financial statements included in such amendment will be as of and for the time period ended on a date reasonably close or as soon as practicable to the date of the filing of the amendment.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Republic Funds certifies that it has duly caused this registration statement on Form N-1A (File No. 33-7647) (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized in Columbus, Ohio on the 31st day of January, 1997.



REPUBLIC FUNDS

By GEORGE O. MARTINEZ**
   ---------------------------
   George O. Martinez
   President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on January 31, 1997.



GEORGE O. MARTINEZ**
--------------------------
George O. Martinez
President


/S/ ADRIAN WATERS
--------------------------
Adrian Waters
Treasurer and Principal Accounting and Financial Officer


ALAN S. PARSOW*
--------------------------
Alan S. Parsow
Trustee

LARRY M. ROBBINS*
--------------------------
Larry M. Robbins
Trustee

MICHAEL SEELY*
--------------------------
Michael Seely
Trustee

FREDERICK C. CHEN*
--------------------------
Frederick C. Chen
Trustee


*By  /S/DAVID  J.  HARRIS
     --------------------------
     David  J.  Harris,
     as attorney-in-fact  pursuant  to a  power  of  attorney  filed  as
     Exhibit  19 to post-effective amendment No. 40.

** By /S/  ADRIAN WATERS
    --------------------------
    Adrian Waters,
    as attorney-in-fact pursuant to a power of attorney filed as Exhibit 19 to post-effective amendment No. 40.

     Republic Portfolios (the "Portfolio Trust") has duly caused this amendment to the registration statement on Form N-1A (File No. 33-7647) ("Registration Statement") of Republic Funds (the "Trust") to be signed on its behalf by the undersigned, thereto duly authorized in Ireland on the 31st day of January, 1997.



REPUBLIC PORTFOLIOS

By GEORGE O. MARTINEZ**
   --------------------------
   George O. Martinez
   President


     Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on January 31, 1997.


GEORGE O. MARTINEZ**
--------------------------
George O. Martinez
President


/S/ ADRIAN WATERS
--------------------------
Adrian Waters
Treasurer and Principal Accounting and Financial Officer


ALAN S. PARSOW*
--------------------------
Alan S. Parsow
Trustee of the Portfolio Trust

LARRY M. ROBBINS*
--------------------------
Larry M. Robbins
Trustee of the Portfolio Trust

MICHAEL SEELY*
--------------------------
Michael Seely
Trustee of the Portfolio Trust

FREDERICK C. CHEN*
--------------------------
Frederick C. Chen
Trustee of the Portfolio Trust


*By  /S/  DAVID  J.  HARRIS
     --------------------------
     David  J.  Harris,
     as  attorney-in-fact  pursuant  to a power of  attorney  filed as exhibit 19 to post-effective amendment No. 40.

**  By  /S/ ADRIAN WATERS

     ------------------------
     Adrian Waters,
     as attorney-in-fact  pursuant  to a  power  of  attorney  filed  as exhibit 19 to post-effective amendment No. 40.

                                  EXHIBIT LIST

None